UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3657

                      Scudder State Tax-Free Income Series
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
         (Address of principal executive offices)             (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period: 5/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder California Tax-Free Income Fund
Investment Portfolio as of May 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                                                 Principal
                                                                                                 Amount ($)      Value ($)
                                                                                         ---------------------------------
Municipal Bonds and Notes 86.2%
California 78.2%
ABAG Finance Authority, Stanford Health Systems, ETM, 6.0%,
11/1/2007 (a)                                                                                  605,000            650,139
Anaheim, CA, Other General Obligation Lease, Public Financing
Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (a)                                                          1,455,000            872,345
Series C, Zero Coupon, 9/1/2018 (a)                                                          1,000,000            568,360
Series C, 6.0%, 9/1/2014 (a)                                                                 1,000,000          1,186,640
Series C, 6.0%, 9/1/2016 (a)                                                                 1,000,000          1,196,560
Series A, 6.0%, 9/1/2024 (a)                                                                 3,500,000          4,315,780
Benicia, CA, School District General Obligation, Unified School
District:
Series A, Zero Coupon, 8/1/2017 (a)                                                          1,735,000          1,042,614
Series A, Zero Coupon, 8/1/2018 (a)                                                          1,510,000            860,156
Beverly Hills, CA, School District General Obligation, Unified
School District:
Series A, 5.375%, 8/1/2019                                                                   1,000,000          1,116,210
Series A, 5.375%, 8/1/2021                                                                   1,230,000          1,353,713
Burbank, CA, School District General Obligation, Unified School
District, Series B, Zero Coupon, 8/1/2014 (a)                                                3,000,000          2,104,560
Cabrillo, CA, County General Obligation Lease, Unified School
District, Series A, Zero Coupon, 8/1/2019 (a)                                                4,000,000          2,165,160
California, Electric Revenue, Department of Water Resources and
Power Supply:
Series A, 5.375%, 5/1/2021                                                                   2,000,000          2,189,400
Series A, 5.375%, 5/1/2022                                                                  20,000,000         21,868,400
Series A, 5.875%, 5/1/2016                                                                  10,500,000         11,939,445
California, Electric Revenue, Efficiency Financing Authority,
5.5%, 4/1/2017 (a)                                                                           1,285,000          1,365,570
California, Higher Education Revenue, 5.25%, 11/1/2019 (a)(b)                                3,500,000          3,881,920
California, Higher Education Revenue, Educational Facilities
Authority, University of San Diego, Zero Coupon, 10/1/2014 (a)                               1,470,000          1,023,664
California, Higher Education Revenue, Educational Facilities
Authority, University of San Francisco, 6.0%, 10/1/2016 (a)                                  6,640,000          7,040,658
California, Hospital & Healthcare Revenue, Communities Development
Authority, 6.5%, 8/1/2012 (b)                                                               18,725,000         20,638,133
California, Hospital & Healthcare Revenue, Health Facilities
Finance Authority:
Series A, Zero Coupon, 10/1/2012 (a)                                                         4,900,000          3,774,617
Series A, 6.7%, 3/1/2011                                                                       115,000            115,296
California, Hospital & Healthcare Revenue, Statewide Community
Development Authority, 6.0%, 6/1/2010 (a)                                                    1,000,000          1,129,910
California, Housing Finance Agency Revenue, AMT, Series G, 5.7%,
2/1/2007 (a)                                                                                   500,000            511,695
California, Infrastructure & Economic Development Bank Revenue,
The Scripps Research Institute, Series A, 5.0%, 7/1/2029                                     2,000,000          2,102,620
California, Multi-Family Housing Revenue, Housing Finance Agency,
Series A-II, 7.35%, 8/1/2005                                                                   495,000            497,604
California, Public Works Board, Lease Revenue, Department of
Mental Health, Series A, 5.5%, 6/1/2022                                                      2,600,000          2,891,304
California, Resource Recovery Revenue, Tobacco Securitization
Authority, Series A, 5.375%, 6/1/2041                                                        5,000,000          4,891,000
California, Senior Care Revenue, Statewide Community Development
Authority, ETM, 5.6%, 11/15/2013                                                             4,750,000          5,318,052
California, Senior Care Revenue, Statewide Community Development
Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008                                  1,500,000          1,570,380
California, Single Family Housing Revenue, Housing Finance Agency,
AMT:
Series G, 5.8%, 2/1/2008 (a)                                                                 1,330,000          1,360,936
Series G, 5.9%, 2/1/2009 (a)                                                                   200,000            204,606
California, Single Family Housing Revenue, Mortgage Finance
Authority, AMT, Series B, 7.3%, 6/1/2031                                                        85,000             86,533
California, Special Assessment Revenue, Golden State Tobacco
Securitization Corp.:
Series B, 5.5%, 6/1/2043                                                                     9,950,000         10,677,942
Series B, 5.625%, 6/1/2038                                                                  13,655,000         14,892,962
Series 2003-A-1, 6.75%, 6/1/2039                                                            16,750,000         18,299,878
California, State Agency General Obligation Lease, Public Works
Board, Department of Corrections:
Series A-2, 7.4%, 9/1/2010                                                                   3,365,000          3,995,365
Series A, 7.4%, 9/1/2010 (a)                                                                 1,000,000          1,200,830
California, State Agency Revenue Lease, Public Works Bond, Regents
University, Series A, 5.25%, 6/1/2014 (a)                                                    2,575,000          2,900,634
California, State General Obligation:
5.0%, 2/1/2013                                                                               1,250,000          1,359,637
5.0%, 6/1/2026                                                                               5,000,000          5,336,950
5.125%, 4/1/2024                                                                             7,400,000          7,931,468
5.25%, 12/1/2019                                                                             5,000,000          5,401,100
5.5%, 3/1/2016                                                                               9,000,000         10,095,750
Prerefunded, 5.875%, 10/1/2019                                                               8,925,000         10,036,519
5.875%, 10/1/2019                                                                            1,075,000          1,198,561
6.5%, 9/1/2010                                                                               1,305,000          1,507,771
California, State University Revenue:
Series A, 5.0%, 11/1/2024 (a)                                                                5,000,000          5,382,300
Series A, 5.25%, 11/1/2021 (a)                                                               3,090,000          3,427,181
California, Statewide Community Development Authority, Certificates
of Participation, 6.0%, 8/15/2017 (a)                                                        1,000,000          1,117,840
California, Water & Sewer Revenue, Series W, 5.5%, 12/1/2014 (a)                            12,000,000         13,911,840
California, Water & Sewer Revenue, Department of Water Research
Center Valley Project, Series X, 5.5%, 12/1/2017 (a)                                         5,500,000          6,450,510
California, Water & Sewer Revenue, Metropolitan Water District of
Southern California:
Series A, 5.25%, 7/1/2014                                                                    5,210,000          5,812,641
Series A, 5.25%, 3/1/2017                                                                    7,300,000          8,212,427
California, Water & Sewer Revenue, South Placer Wastewater
Authority, Series A, 5.5%, 11/1/2014 (a)                                                     2,000,000          2,264,700
Capistrano, CA, School District General Obligation, Unified School
District, Improvement District No. 1, Series A, 6.25%, 8/1/2018 (a)                          1,000,000          1,151,330
Carlsbad, CA, School District General Obligation, Unified School
District, Zero Coupon, 11/1/2018 (a)                                                         3,050,000          1,717,150
Castaic Lake, CA, Water & Sewer Revenue, Water System Improvement
Project, Series A, 7.25%, 8/1/2007 (a)                                                       1,000,000          1,090,590
Center, CA, School District General Obligation, Unified School
District, Series C, Zero Coupon, 9/1/2014 (a)                                                2,240,000          1,567,059
Chabot-Las Positas, CA, Community College District, Election
of 2004:
Series A, 5.0%, 8/1/2023 (a)                                                                 4,445,000          4,774,241
Series A, 5.0%, 8/1/2024 (a)                                                                 4,635,000          4,967,283
Chino Basin, CA, Water & Sewer Revenue, Regional Financing
Authority, 5.9%, 8/1/2011 (a)                                                                1,290,000          1,483,307
Contra Costa County, CA, GNMA Mortgage Backed Securities Program,
AMT, ETM, 7.75%, 5/1/2022                                                                    2,715,000          3,691,966
Corona, CA, Sales & Tax Revenue, Community Facilities District,
Series 90-1-A, 5.5%, 9/1/2015 (a)                                                            9,240,000         10,635,610
Corona-Norco, CA, Sales & Tax Revenue, Unified School District
Public Financing Authority, Series A, 5.75%, 9/1/2014 (a)                                    2,750,000          2,901,442
Del Mar, CA, Project Revenue, Race Track Authority, 6.0%,
8/15/2006                                                                                      850,000            859,129
Dry Creek, CA, School District General Obligation, Joint Elementary
School District:
Series A, Zero Coupon, 8/1/2016 (a)                                                            555,000            352,364
Series A, Zero Coupon, 8/1/2021 (a)                                                          1,920,000            935,098
Series A, Zero Coupon, 5/1/2022 (a)                                                          1,385,000            648,083
Encinitas, CA, State General Obligation, Unified School District,
Zero Coupon, 8/1/2017 (a)                                                                    4,000,000          2,406,560
Escondido, CA, School District General Obligation, Unified High
School District:
Zero Coupon, 5/1/2015 (a)                                                                    3,165,000          2,132,830
Zero Coupon, 5/1/2016 (a)                                                                    3,335,000          2,132,633
ETM, Zero Coupon, 11/1/2017 (a)                                                              5,500,000          3,314,740
Zero Coupon, 11/1/2018 (a)                                                                   4,605,000          2,591,924
Escondido, CA, Unified High School District, ETM, Zero Coupon,
11/1/2020 (a)                                                                                7,000,000          3,643,850
Fontana, CA, Public Financing Authority, Tax Allocation Revenue,
North Fontana Redevelopment, Series A, 5.0%, 10/1/2029 (a)                                  10,000,000         10,651,600
Foothill, CA:
ETM, Zero Coupon, 1/1/2018 (a)                                                              10,000,000          5,919,900
ETM, Zero Coupon, 1/1/2020 (a)(b)                                                           10,000,000          5,392,500
Series A, Prerefunded, 7.15%, 1/1/2013                                                         975,000          1,163,809
Foothill, CA, Eastern Corridor Agency, Series A, ETM, Zero Coupon,
1/1/2020                                                                                     6,100,000          3,289,425
Foothill, CA, School District General Obligation, Zero Coupon,
8/1/2016 (a)                                                                                 4,755,000          3,018,902
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Step-up Coupon, 0% to 7/15/2009, 5.8% to 1/15/2020 (a)                                       6,500,000          5,863,715
Step-up Coupon, 0% to 7/15/2009, 5.875% to 1/15/2026                                         5,000,000          4,253,950
Zero Coupon, 1/15/2017 (a)                                                                   5,975,000          3,368,227
Zero Coupon, 1/15/2018 (a)                                                                   6,250,000          3,314,562
Zero Coupon, 1/15/2025                                                                      10,000,000          3,225,000
Series A, Prerefunded, 6.0%, 1/1/2016                                                        6,000,000          6,772,140
Series A, Prerefunded, 7.1%, 1/1/2011                                                        6,000,000          7,149,180
Series A, Prerefunded, 7.15%, 1/1/2014                                                       2,875,000          3,431,744
Fresno, CA, School District General Obligation, Unified School
District:
Series C, 5.9%, 2/1/2017 (a)                                                                 1,760,000          2,111,666
Series A, 6.4%, 8/1/2016 (a)                                                                 2,000,000          2,420,800
Grossmont, CA, Union High School District, Election of 2004,
5.375%, 8/1/2017 (a)                                                                         2,840,000          3,187,389
Healdsburg, CA, School District General Obligation, Unified School
District, Zero Coupon, 7/15/2014 (a)                                                           400,000            281,668
Las Virgenes, CA, School District General Obligation, Unified School
District:
Series A, Zero Coupon, 11/1/2013 (a)                                                         2,150,000          1,573,563
Series A, Zero Coupon, 11/1/2014 (a)                                                         1,050,000            728,900
Series A, Zero Coupon, 11/1/2015 (a)                                                         1,275,000            843,132
Zero Coupon, 11/1/2016 (a)                                                                   1,500,000            941,655
Long Beach, CA, Bond Finance Authority Revenue, Redevelopment
Housing & Gas Utilities Financing:
Series A-1, 5.0%, 8/1/2025 (a)                                                               2,300,000          2,457,734
Series A-1, 5.0%, 8/1/2030 (a)                                                              10,085,000         10,690,705
Long Beach, CA, Port Authority Revenue, AMT:
Series A, 5.75%, 5/15/2016                                                                  12,570,000         13,732,976
Series A, 6.0%, 5/15/2017 (a)                                                                1,500,000          1,761,750
Series A, 6.0%, 5/15/2018 (a)                                                                4,000,000          4,707,080
Los Angeles County, CA, Core City General Obligation Lease,
Convention and Exhibition Center Authority, Series A, 6.125%,
8/15/2011 (a)                                                                                1,000,000          1,162,470
Los Angeles County, CA, General Obligation Lease, Disney
Parking Project, Zero Coupon, 3/1/2008                                                       2,780,000          2,528,577
Los Angeles County, CA, General Obligation Lease, Marina Del Rey,
Series A, 6.5%, 7/1/2008                                                                     2,060,000          2,065,150
Los Angeles, CA, Airport Revenue, AMT:
Series A, 5.5%, 8/1/2014 (a)                                                                 6,895,000          7,630,765
Series B, 5.5%, 8/1/2016 (a)                                                                 6,500,000          7,103,915
Los Angeles, CA, Convention and Exhibition Center Authority,
Certificates of Participation, Prerefunded, 9.0%, 12/1/2020                                  1,000,000          1,030,580
Los Angeles, CA, Core City General Obligation Lease, General
Services, State Building Authority, Series A, 5.6%, 5/1/2008                                 7,000,000          7,496,790
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021 (a)                               2,000,000          2,486,920
Los Angeles, CA, Port Authority Revenue, Harbor Revenue, AMT,
Series B, 6.25%, 8/1/2026 (a)                                                                2,320,000          2,422,776
Los Angeles, CA, State General Obligation:
5.5%, 7/1/2014 (a)                                                                          14,340,000         16,235,605
Series E, 5.5%, 7/1/2017 (a)                                                                 5,000,000          5,725,250
Los Angeles, CA, Transportation/Tolls Revenue, Series B, 5.25%,
7/1/2015 (a)                                                                                11,800,000         13,076,052
Los Angeles, CA, Union School District, Series A, 5.375%,
7/1/2018 (a)                                                                                 1,030,000          1,154,908
Los Angeles, CA, Union School District, General Obligation,
5.625%, 7/1/2018 (a)                                                                         4,990,000          5,609,409
Lucia Mar, CA, School District General Obligation, Series A,
Zero Coupon, 8/1/2016 (a)                                                                    1,000,000            634,200
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014 (a)                                                          2,045,000          1,435,897
Series A, Zero Coupon, 8/1/2015 (a)                                                          2,090,000          1,395,869
Series A, Zero Coupon, 8/1/2016 (a)                                                          2,140,000          1,357,188
Midpeninsula Regional Open Space District, CA, Other General
Obligation Lease, Zero Coupon, 9/1/2020 (a)                                                  1,190,000            609,125
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project,
AMT, Series A, 7.375%, 9/1/2027                                                              3,850,000          3,948,175
Modesto, CA, General Obligation Lease, Community Project, Series A,
5.6%, 11/1/2014 (a)                                                                          1,370,000          1,585,720
Montebello, CA, School District General Obligation, Unified School
District, Zero Coupon, 8/1/2013 (a)                                                          1,945,000          1,434,029
Moreno Valley, CA, Special Assessment Revenue, Towngate Community
Facilities District, Special Tax:
6.5%, 12/1/2009                                                                              3,670,000          3,719,985
7.125%, 10/1/2023                                                                            2,810,000          2,834,082
Murrieta Valley, CA, School District General Obligation, Unified
School District, Series A, Zero Coupon, 9/1/2016 (a)                                         2,500,000          1,578,375
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016                                 210,000            271,186
Oakland, CA, Port Authority Revenue, AMT, 5.75%, 11/1/2014 (a)                               2,500,000          2,742,750
Palmdale, CA, School District General Obligation, School Building
Project, Zero Coupon, 10/1/2019 (a)                                                          1,420,000            761,390
Pomona, CA, Unified School District, Series B, ETM, 6.25%,
8/1/2014 (a)                                                                                 1,020,000          1,241,136
Redondo Beach, CA, Project Revenue, South Bay Center Redevelopment
Project:
7.0%, 7/1/2016                                                                               1,000,000          1,047,490
7.125%, 7/1/2026                                                                             2,000,000          2,089,380
Redwood City, CA, School District General Obligation, Elementary
School District, Zero Coupon, 8/1/2017 (a)                                                   1,635,000            982,521
Richmond, CA, Other General Obligation Lease, Joint Powers Finance
Authority:
5.875%, 9/1/2006                                                                               260,000            258,032
6.6%, 9/1/2016                                                                               1,000,000            985,470
Richmond, CA, Water & Sewer Revenue, Zero Coupon, 8/1/2020 (a)                               2,495,000          1,281,781
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing
Corp.:
Zero Coupon, 6/1/2015 (a)                                                                    1,750,000          1,148,070
Zero Coupon, 6/1/2016 (a)                                                                    2,395,000          1,490,241
Sacramento County, CA, Resource Recovery Revenue, Sanitation
District Financing Authority, Series A, 6.0%, 12/1/2014                                      5,000,000          5,745,900
Sacramento County, CA, Sales & Special Tax Revenue, Community
Facilities District No. 1:
5.5%, 12/1/2010                                                                              1,085,000          1,143,937
6.0%, 9/1/2011                                                                                 850,000            899,734
6.125%, 9/1/2014                                                                               605,000            638,384
6.3%, 9/1/2021                                                                               1,500,000          1,568,670
Sacramento, CA, Electric Revenue, Municipal Utility District:
5.25%, 8/15/2016 (a)                                                                         1,340,000          1,475,997
Series K, 5.75%, 7/1/2018 (a)(b)                                                             5,170,000          6,186,784
Series G, 6.5%, 9/1/2013 (a)                                                                 1,270,000          1,507,337
Sacramento, CA, Electric Revenue, Power Authority, Cogeneration
Project:
6.0%, 7/1/2022 (a)                                                                           5,000,000          5,267,850
6.375%, 7/1/2010                                                                             2,300,000          2,350,922
Sacramento, CA, Other General Obligation Lease, City Financing
Authority:
Series B, 5.0%, 11/1/2014                                                                    4,200,000          4,612,440
Series A, 5.4%, 11/1/2020 (a)                                                                5,000,000          5,840,500
Sacramento, CA, Project Revenue, City Financing Authority,
Convention Center Hotel, Series A, 6.25%, 1/1/2030                                          10,000,000         10,597,000
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority,
Series B, Zero Coupon, 11/1/2016 (a)                                                         2,685,000          1,679,897
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School
District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (a)                                                                 1,000,000          1,178,370
Series A, 6.0%, 9/1/2014 (a)                                                                 2,195,000          2,614,201
Series A, 6.0%, 9/1/2015 (a)                                                                 1,000,000          1,193,620
Salinas, CA, Other General Obligation Lease, Capital Improvement
Projects, Series A, 5.625%, 10/1/2017                                                        2,000,000          2,100,500
Salinas, CA, School District General Obligation, Series A,
5.375%, 6/1/2022 (a) (b)                                                                     2,700,000          3,015,252
San Bernardino, CA, County General Obligation, Medical Center
Financing Project:
5.5%, 8/1/2017 (a)(b)                                                                        3,965,000          4,524,263
6.0%, 8/1/2009 (a)                                                                           3,000,000          3,274,530
San Bernardino, CA, Other Revenue Lease:
Series A, 5.25%, 11/1/2013 (a)                                                               3,115,000          3,487,710
Series A, 5.25%, 11/1/2014 (a)                                                               2,330,000          2,621,436
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2014 (a)                                                                    1,010,000            708,535
Zero Coupon, 8/1/2016 (a)                                                                    1,000,000            633,510
Zero Coupon, 8/1/2017 (a)                                                                    1,000,000            600,210
Zero Coupon, 8/1/2019 (a)                                                                    1,100,000            593,769
San Diego CA, School District General Obligation, 5.25%,
7/1/2018 (a)                                                                                 1,600,000          1,808,304
San Diego County, CA, Certificates of Participation, Edgemoor
Project & Regional System:
5.0%, 2/1/2027 (a)                                                                           1,530,000          1,626,971
5.0%, 2/1/2029 (a)                                                                           1,500,000          1,592,610
5.0%, 2/1/2030 (a)                                                                           1,500,000          1,591,395
San Diego, CA, School District General Obligation, Election of 1998:
Series B, 6.0%, 7/1/2019 (a)                                                                 3,350,000          4,116,949
Series B, 6.05%, 7/1/2018 (a)                                                                  770,000            943,966
San Francisco, CA, Core City General Obligation, 5.375%,
6/15/2017 (a)                                                                                1,540,000          1,712,942
San Francisco, CA, Sales & Special Tax Revenue, Bay Area,
5.25%, 7/1/2016 (a)                                                                          1,150,000          1,265,000
San Joaquin Hills, CA, Transportation Corridor Agency:
ETM, Zero Coupon, 1/1/2010                                                                   1,500,000          1,296,870
ETM, Zero Coupon, 1/1/2014                                                                   3,680,000          2,666,197
ETM, 7.4%, 1/1/2007                                                                          6,000,000          6,431,040
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation
Corridor Agency:
Series A, Zero Coupon, 1/15/2015 (a)                                                        12,065,000          8,230,864
Series A, Zero Coupon, 1/15/2016 (a)                                                         3,485,000          2,258,872
Series A, Zero Coupon, 1/15/2017 (a)                                                         3,965,000          2,436,492
Series A, Zero Coupon, 1/15/2018 (a)                                                         2,640,000          1,539,252
Series A, Zero Coupon, 1/15/2019 (a)                                                         3,185,000          1,762,802
San Jose, CA, Project Revenue, Finance Authority, Series B,
Zero Coupon, 11/15/2005                                                                        810,000            799,640
San Jose, CA, School District General Obligation, Santa Clara
County, Series D, 5.25%, 8/1/2016 (a)                                                        3,060,000          3,361,655
San Jose, CA, School District General Obligation, Unified School
District:
Series A, Zero Coupon, 8/1/2015 (a)                                                          2,570,000          1,716,452
Series A, Zero Coupon, 8/1/2017 (a)                                                          1,350,000            811,255
San Juan, CA, San Juan Project, Series D, ETM, 6.75%,
7/1/2020 (a)                                                                                 1,905,000          2,340,292
San Ysidro, CA, School District General Obligation, 6.125%,
8/1/2021 (a)                                                                                 1,400,000          1,658,076
Santa Ana, CA, Other General Obligation, Police Administration and
Holding Facility, Series A, 6.25%, 7/1/2024 (a)                                              2,000,000          2,525,940
Santa Barbara, CA, High School District, Election 2000, Series B,
5.0%, 8/1/2029 (a)                                                                           6,430,000          6,850,393
Santa Clara County, CA, Hospital & Healthcare Revenue, Financing
Authority, VMC Replacement Project, Series A, 7.75%, 11/15/2008 (a)                          3,250,000          3,751,345
Santa Cruz County, CA, County General Obligation Lease, Capital
Facilities Project:
5.5%, 9/1/2017 (a)                                                                           1,005,000          1,168,353
5.5%, 9/1/2018 (a)                                                                           1,060,000          1,234,720
5.6%, 9/1/2019 (a)                                                                           1,115,000          1,318,632
5.6%, 9/1/2020 (a)                                                                           1,180,000          1,403,610
5.65%, 9/1/2024 (a)                                                                          1,445,000          1,746,485
5.65%, 9/1/2025 (a)                                                                          1,520,000          1,838,364
5.65%, 9/1/2026 (a)                                                                          1,605,000          1,951,648
Santa Cruz County, CA, Multi-Family Housing Revenue, Housing
Authority, Series A, 7.75%, 7/1/2023                                                           315,000            315,523
Santa Margarita/Dana Point, CA, Special Assessment Revenue,
Improvement District Authority:
Series B, 7.25%, 8/1/2012 (a)                                                                3,675,000          4,567,988
Series B, 7.25%, 8/1/2013 (a)                                                                3,400,000          4,293,690
Santa Margarita/Dana Point, CA, Special Assessment Revenue,
Improvement District Authority 1-2-2A and 8, Series A, 7.25%,
8/1/2006 (a)                                                                                   465,000            488,673
Santaluz, CA, Sales & Special Tax Revenue, Santaluz Community
Facilities No. 2:
6.25%, 9/1/2021                                                                              1,995,000          2,048,326
6.375%, 9/1/2030                                                                             3,985,000          4,078,130
6.375%, 9/1/2030                                                                               990,000          1,013,136
Southern California, Electric Revenue, Public Power Authority,
Power Project, 6.75%, 7/1/2010                                                               6,000,000          6,905,160
Southern California, Electric Revenue, Public Power Authority,
Transmission Project, Zero Coupon, 7/1/2015                                                  2,000,000          1,308,520
Southern California, Metropolitan Water District Waterworks
Revenue, Series A, 5.75%, 7/1/2021                                                           1,120,000          1,347,091
Southern California, Metropolitan Water District, Waterworks
Revenue, Series A, ETM, 5.75%, 7/1/2021                                                        880,000          1,032,742
Southern California, Single Family Housing Revenue, Home Finance
Authority, AMT, Series A, 6.75%, 9/1/2022                                                       35,000             35,014
Stockton, CA, Special Assessment Revenue, Community Facilities
District, Brookside Estates, 6.2%, 8/1/2015                                                  2,000,000          2,073,140
Tahoe Truckee, CA, School District General Obligation, Unified
School District Capital Improvement, Series A, Zero Coupon,
8/1/2022 (a)                                                                                 3,600,000          1,665,756
Temple City, CA, School District General Obligation, Series A,
Zero Coupon, 8/1/2015 (a)                                                                    1,250,000            834,013
Ukiah, CA, School District General Obligation, Unified School
District, Zero Coupon, 8/1/2016 (a)                                                          2,000,000          1,269,780
West Covina, CA, Sales & Special Tax Revenue, Fashion Plaza,
5.75%, 9/1/2009                                                                                865,000            942,366
                                                                                                              -----------
                                                                                                              715,098,598

Puerto Rico 7.0%
Puerto Rico, Electric Revenue, Electric Power Authority:
Series JJ, 5.375%, 7/1/2017 (a)                                                             10,605,000         12,283,559
Series KK, 5.5%, 7/1/2016 (a)                                                               10,000,000         11,708,500
Puerto Rico, Industrial Development Revenue, Industrial Tourist
Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2014 (a)                                                               2,075,000          2,310,305
Series A, 5.625%, 7/1/2015 (a)                                                               2,190,000          2,444,347
Series A, 5.625%, 7/1/2016 (a)                                                               2,215,000          2,466,735
5.625%, 7/1/2017 (a)                                                                         2,345,000          2,611,509
Puerto Rico, Sales & Special Tax Revenue, Commonwealth
Infrastructure Finance Authority, Series A, 5.5%, 10/1/2020                                  2,000,000          2,228,700
Puerto Rico, Sales & Special Tax Revenue, Highway and
Transportation Authority:
Series Z, 6.0%, 7/1/2018 (a)                                                                 7,250,000          8,954,040
Series Z, 6.25%, 7/1/2014 (a)                                                                1,000,000          1,217,150
Series Y, 6.25%, 7/1/2014 (a)                                                                3,000,000          3,651,450
Series A, 6.25%, 7/1/2016 (a)                                                                  750,000            926,805
Puerto Rico, State General Obligation:
5.5%, 7/1/2015 (a)                                                                           4,960,000          5,785,096
5.65%, 7/1/2015 (a)                                                                          1,000,000          1,171,570
6.5%, 7/1/2015 (a)                                                                           4,000,000          5,006,200
Puerto Rico, State General Obligation, Public Building Authority,
Series A, ETM, 6.25%, 7/1/2013 (a)                                                           1,000,000          1,201,880
                                                                                                              -----------
                                                                                                               63,967,846

Virgin Islands 1.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance
Authority, Series A, 6.5%, 10/1/2024                                                         7,500,000          8,549,625
                                                                                                              -----------

Total Municipal Bonds and Notes (Cost $712,351,046)                                                           787,616,069
                                                                                                              -----------
Municipal Inverse Floating Rate Notes 13.1%
California 9.3%
Big Bear Lake, CA, Water & Sewer Revenue, Inverse Floater:
Rites-PA 597B, Series A, 144A, 9.14%, 4/1/2022 (a)                                           6,750,000          9,776,903
Rites-PA 597A, Series B, 144A, 9.157%, 4/1/2015 (a)                                          1,700,000          2,297,193
California, Economic Recovery, Inverse Floater, Rites-PA 1262,
144A, 7.12%, 7/1/2015 (a)                                                                    7,650,000          9,277,844
California, Electric Revenue, Department Water Supply,
Inverse Floater, Series 309, 144A, 7.86%, 5/1/2018 (a)                                       7,500,000          9,287,925
Long Beach, CA, Sales & Special Tax Revenue, Inverse Floater:
Rites-PA 651A, 144A, AMT, 9.13%, 5/15/2016 (a)                                               4,215,000          5,629,217
Rites-PA 651B, 144A, AMT, 9.13%, 5/15/2019 (a)                                               5,300,000          7,243,616
Los Angeles, CA, Higher Education Revenue, Unified School
District, Inverse Floater, Rites-PA 117, 144A, 7.6%, 7/1/2020 (a)                            3,125,000          3,819,375
Los Angeles, CA, School District General Obligation Lease,
Unified School District, Inverse Floater:
Rites-PA 589A, 144A, 9.14%, 7/1/2012 (a)                                                     3,170,000          4,236,641
Rites-PA 589B, 144A, 9.14%, 7/1/2013 (a)                                                     1,485,000          2,018,620
Rites-PA 589C, 144A, 9.14%, 7/1/2014 (a)                                                     2,910,000          4,031,107
Rites-PA 589D, 144A, 9.14%, 7/1/2015 (a)                                                     3,560,000          5,004,043
Los Angeles, CA, State General Obligation, Sanitation Distribution
Financing Authority Revenue, Inverse Floater, Rites-PA 826, 144A,
7.13%, 10/1/2021 (a)                                                                         5,950,000          7,019,036
San Francisco, CA, Airport Revenue, Inverse Floater:
Rites-PA 662B, 8.6%, 5/1/2012                                                                1,285,000          1,540,265
Rites-PA 662C, 8.6%, 5/1/2013                                                                1,365,000          1,646,518
Rites-PA 662I, 8.6%, 5/1/2013                                                                1,535,000          1,851,578
Rites-PA 662E, 8.619%, 5/1/2015                                                              1,530,000          1,805,538
Rites-PA 662H, 8.62%, 5/1/2012                                                               1,445,000          1,732,049
Rites-PA 662F, 8.85%, 5/1/2016                                                               1,625,000          1,943,305
Rites-PA 662A, 9.1%, 5/1/2011                                                                1,080,000          1,335,128
Rites-PA 662G, 9.122%, 5/1/2011                                                              1,365,000          1,687,454
Rites-PA 662D, 9.274%, 5/1/2014                                                              1,445,000          1,743,017
                                                                                                              -----------
                                                                                                               84,926,372

Puerto Rico 3.8%
Puerto Rico, Electric Revenue, Electric Power Authority, Inverse
Floater, Rites-PA 1044, 144A, 13.88%, 7/1/2015 (a)                                           6,250,000         10,408,750
Puerto Rico, Sales & Special Tax Revenue, Inverse Floater,
Rites-PA 620B, 144A, 9.16%, 7/1/2014 (a)                                                     5,000,000          6,995,250
Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency,
Inverse Floater:
Rites-PA 944B, 144A, 7.854%, 7/1/2016 (a)                                                    6,625,000          9,167,211
Rites-PA 645B, 144A, 8.64%, 8/1/2013 (a)                                                     2,395,000          2,933,875
Rites-PA 645C, 144A, 8.929%, 8/1/2014 (a)                                                    2,500,000          3,082,600
Rites-PA 645D, 144A, 9.179%, 8/1/2015 (a)                                                    2,225,000          2,773,084
                                                                                                              -----------
                                                                                                               35,360,770


Total Municipal Inverse Floating Rate Notes (Cost $100,648,483)                                               120,287,142
                                                                                                              -----------

                                                                                               % of
                                                                                             Net Assets        Value ($)
                                                                                             ----------        ---------

Total Investment Portfolio  (Cost $812,999,529)                                                   99.3        907,903,211
Other Assets and Liabilities, Net                                                                  0.7          6,163,221
                                                                                                              -----------
Net Assets                                                                                       100.0        914,066,432
                                                                                                              ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


(a) Bond is insured by one of these companies:
                                                      As of % of Total
Insurance Coverage                                  Investment Portfolio
-----------------------------------------------------------------------
AMBAC Financial Group                                        9.6
-----------------------------------------------------------------------
Financial Guaranty Insurance Company                         10.3
-----------------------------------------------------------------------
Financial Security Assurance, Inc.                           12.0
-----------------------------------------------------------------------
MBIA Corp.                                                   27.4
-----------------------------------------------------------------------
RaDain Asset Assurance                                       1.3
-----------------------------------------------------------------------
XL Capital Assurance, Inc.                                   1.4
-----------------------------------------------------------------------

(b) At May 31, 2005, this security has been pledged to cover in whole or in part, initial margin requirements for open futures contracts.

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2005, open futures contracts sold were as follows:


                                                                                                                Net
                       Expiration                                     Aggregate                              Unrealized
Futures                   Date       Contracts                      Face Value ($)        Value ($)       Depreciation ($)
----------------------------------------------------------------------------------------------------------------------------
10 Year
Interest Rate
Swap                   6/13/2005     193                                21,234,873          21,730,594           (495,721)
----------------------------------------------------------------------------------------------------------------------------


At May 31, 2005, open interest rates swaps were as follows:

    Effective/                                                        Cash Flows
    Expiration          Notional                 Cash Flows Paid     Received by       Net unrealized
       Date            Amount ($)                  by the Fund         the Fund       Depreciation ($)
---------------------------------------------------------------------------------------------------------
     6/9/2005
     12/9/2014          17,000,000      +++++   Fixed - 4.647%    Floating - LIBOR              (321,300)
---------------------------------------------------------------------------------------------------------
     6/14/2005
     2/25/2015          14,300,000       ++     Fixed - 4.764%    Floating - LIBOR              (354,640)
---------------------------------------------------------------------------------------------------------
     6/16/2005
    12/14/2014          20,000,000       ++     Fixed - 4.655%    Floating - LIBOR              (386,000)
---------------------------------------------------------------------------------------------------------
     7/20/2005
     2/22/2015          16,000,000      ++++    Fixed - 4.763%    Floating - LIBOR              (395,200)
---------------------------------------------------------------------------------------------------------
     7/27/2005
     1/27/2017          18,900,000       +      Fixed - 4.788%    Floating - LIBOR              (457,380)
---------------------------------------------------------------------------------------------------------
     7/28/2005
     1/26/2017          18,900,000       ++     Fixed - 4.792%    Floating - LIBOR              (468,720)
---------------------------------------------------------------------------------------------------------
     8/23/2005
    12/16/2014          21,500,000      +++++   Fixed - 4.710%    Floating - LIBOR              (503,100)
---------------------------------------------------------------------------------------------------------
     8/25/2005
     1/20/2017          19,000,000      +++     Fixed - 4.838%    Floating - LIBOR              (556,700)
---------------------------------------------------------------------------------------------------------
    10/13/2005
     4/13/2017          20,300,000      +++     Fixed - 3.954%    Floating - BMA                (684,100)
---------------------------------------------------------------------------------------------------------
    10/15/2005
     4/13/2012          19,500,000      +++     Fixed - 3.977%    Floating - BMA                (698,110)
---------------------------------------------------------------------------------------------------------
Total net unrealized depreciation open interest rate swaps                                    (4,503,950)
---------------------------------------------------------------------------------------------------------

Counterparties:

+                   Citibank NA
++                  Goldman, Sachs & Co.
+++                 JP Morgan Chase Bank
++++                Lehman Brothers, Inc.
+++++               Morgan Stanley

BMA:                Represents the Bond Market Association
LIBOR:              Represents the London InterBank Offered Rate

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder California Tax-Free Income Fund, a
                                    series of Scudder State Tax-Free Income
                                     Series


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder California Tax-Free Income Fund, a
                                    series of Scudder State Tax-Free Income
                                    Series


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               July 22, 2005